Intangible assets, net - Summary of Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 27,975	$ 28,985	$ 27,288
Technology and product development
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	20,924	18,825	18,610
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	5,711	8,574	7,044
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,340	$ 1,586	$ 1,634